Consolidated Balance Sheets (Parenthetical)	May 31, 2026 $ / shares shares	Jul. 29, 2025 $ / shares shares	May 31, 2025 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | (per share)	$ 0.0001	$ 1	$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000
Common stock, shares issued	13,500,000	100	13,500,000
Common stock, shares outstanding	13,500,000		13,500,000